Income Taxes (Tables)	12 Months Ended
May 31, 2023
Income Taxes
Schedule of reconciliation of federal statutory Income tax

	Fiscal years ended May 31,
	2023	2022
Income tax provision at statutory rate:	21.0%	21.0%
Derivative loss	(2.3)	—
Non-deductible debt issuance costs	(2.6)	—
Non-deductible interest on convertible notes	(1.2)	(0.5)
Inducement interest expense	—	(0.7)
Other	0.8	1.1
Credit carry-forward released	—	(0.2)
Non-deductible loss on induced conversion	(1.4)	(3.7)
Non-deductible debt discount amortization	(0.6)	(0.3)
IRC section 162(m) limitation	—	(0.1)
Non-deductible expense on induced conversion of debt	—	(0.3)
Valuation allowance	(13.7)	(16.3)
Effective income tax rate	0.0%	0.0%

Schedule of net deferred tax assets and liabilities

	As of May 31,
(in thousands)	2023	2022
Net operating loss	$96,338	$106,965
Credits	2,063	2,063
ASC 718 expense on non-qualified stock options	6,400	6,057
Charitable contribution carry forward	—	14
Accrued vacation and payroll	21	68
Right-of-use asset	(84)	(112)
Lease liability	89	117
Inventory charges	6,173	2,138
Inventory write-off	13,739	—
Issued warrants	2,317	—
Section 174 R&D costs	858	—
Accrued legal settlements	13	—
Accrued legal fees	3	—
Accrued expenses	36	89
Amortization	609	238
Fixed assets	4	1
Valuation allowance	(128,579)	(117,638)
Deferred tax asset, non-current	$—	$—
Non-current asset	128,579	117,638
Valuation allowance	(128,579)	(117,638)
Deferred tax asset (liability) non-current	$—	$—